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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE





Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                               ---------------------------


Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: KENSICO CAPITAL MANAGEMENT

Address: 200 Park Ave.
         Suite 3300
         NY NY 10017

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anna Warshawsky
Title:    Account Manager
Phone:    212-713-9451


Signature, Place, and Date of Signing:

 /s/ Anna Warshawsky                NY, NY                       11/12/04
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


ITEM 1                      ITEM 2         ITEM 3        ITEM 4        ITEM 5          ITEM 6         ITEM 7         ITEM 8

NAME OF ISSUER              TITLE OF       CUSIP       FAIR MARKET   SHARES OF      INVEST. DISC.     MANA-      VOTING AUTHORITY
                            CLASS          NUMBER        VALUE       PRINCIPAL                        GERS
                                                                      AMOUNT     SOLE  SHARED  OTHER          SOLE    SHARED   NONE
                                                                                  (A)   (B)     (C)            (A)      (B)     (C)
ACTIVCARD S A SPONSORED AD  OTC EQ         00506J107    9474904     1543144       X                    KENP   1543144
AETHER SYSTEMS INC COM      OTC EQ         00808V105     166000       50000       X                    KENP     50000
AKSYS LTD                   OTC EQ         10196103      247950       52200       x                    KENP     52200
ARENA PHARMACEUTICALS INC   OTC EQ         040047102     662878      153800       X                    KENP    153800
ARRIS GROUP INC             OTC EQ         04269Q100    8422465     1613499       X                    KENP   1613499
AVICI SYSTEMS INC           OTC EQ         05367L802     701498      112600       X                    KENP    112600
ALLEGHENY ENERGY INC        COMMON         017361106    9371712      587200       X                    KENP    587200
BERKSHIRE HATHAWAY INC-DEL  COMMON         084670108   14037300         162       X                    KENP       162
BROOKLINE BANCORP INC       OTC EQ         11373M107    1079491       68889       X                    KENP     68889
CENTURY BUSINESS SERVICES   OTC EQ         156490104    5139254     1144600       X                    KENP   1144600
SEACOR SMIT INC             COMMON         811904101   28687670      613640       X                    KENP    613640
CENTEX CORP                 COMMON         152312104    7619410      150999       X                    KENP    150999
CITIZENS COMMUNICATIONS CO  COMMON         17453B101   25895483     1933942       X                    KENP   1933942
DECKERS OUTDOOR CORP        OTC EQ         243537107    5100000      150000       X                    KENP    150000
ECHOSTAR COMMUNICATIONS CO  OTC EQ         278762109   20543681      660144       X                    KENP    660144
DICKS SPORTING GOODS INC    COMMON         253393102    7458828      209400       X                    KENP    209400
DOLLAR THRIFTY AUTOMOTIVE   COMMON         256743105    2535186      104200       X                    KENP    104200
ERIE INDEMNITY CO-CL A      OTC EQ         29530P102   22224822      435610       X                    KENP    435610
ESPEED INC                  OTC EQ         296643109    3177056      323200       X                    KENP    323200
FREESCALE SEMICONDUCTOR IN  COMMON         35687M107    5720000      400000       X                    KENP    400000
GENESIS HEALTHCARE CORP     OTC EQ         37184D101    2186479       71900       X                    KENP     71900
GEN PROBE INC               OTC EQ         36866T103   12887021      323226       X                    KENP    323226
GSI COMMCERCE INC           OTC EQ         36238G102    3982763      452073       X                    KENP    452073
GOODYEAR TIRE & RUBBER CO   COMMON         382550101    2111699      196620       X                    KENP    196620
GETTY REALTY CORP NEW       COMMON         374297109    2504010       95500       X                    KENP     95500
H & R BLOCK INC             COMMON         093671105   24594308      497659       X                    KENP    497659
INTERGRAPH CORP             OTC EQ         458683109   55247668     2033407       X                    KENP   2033407
LASERCOPE                   OTC EQ         63910B102    4271903      210750       X                    KENP    210750
MERIT MEDICAL SYSTEMS INC   OTC EQ         589889104    2422133      160300       X                    KENP    160300
ALTRIA GROUP INC            COMMON         02209S103   23957801      509307       X                    KENP    509307
NEIGHBORCARE INC            OTC EQ         64015Y104   15104595      595842       X                    KENP    595842
NAUTILUS GROUP INC          COMMON         63910B102    3709233      164198       X                    KENP    164198
NTL INC DEL                 OTC EQ         62940M104   27860120      448850       X                    KENP    448850
NEXTEL COMMUNICATIONS INC-  OTC EQ         65332V103   31081638     1303760       X                    KENP   1303760
PALMONE                     OTC EQ         69713P107    7610000      250000       X                    KENP    250000
PIER 1 IMPORTS INC          COMMON         720279108    3094030      171130       X                    KENP    171130
R R DONNELLEY & SONS CO     COMMON         257867101   30452248      972294       X                    KENP    972294
SAXON CAPITAL INC           OTC EQ         SAXND        3689400      171600       X                    KENP    171600
SHAW GROUP INC              COMMON         820280105    1300800      108400       X                    KENP    108400
STAAR SURGICAL CO NEW       OTC EQ         852312305     844800      256000       X                    KENP    256000
TELEWEST GLOBAL INC         OTC EQ         87956T107    4730502      407100       X                    KENP    407100
TRITON PCS HLDGS INC        COMMON         89677M106     533248      208300       X                    KENP    208300
TXU CORP                    COMMON         873168108    5362967      111915       X                    KENP    111915
UNITEDHEALTH GROUP INC      COMMON         91324P102    9453910      128206       X                    KENP    128206